Merger with Navig8 Product Tankers Inc - Additional Information (Details) $ / shares in Units, $ in Thousands					1 Months Ended		12 Months Ended
	Sep. 01, 2017 USD ($) warrant shares vessel $ / shares	Jun. 14, 2017 USD ($) entity vessel tanker shares	May 30, 2017 USD ($) $ / shares shares	May 23, 2017 shares	Sep. 30, 2017 USD ($) shares business_acquisition vessel	Jun. 30, 2017 vessel shares	Dec. 31, 2018 USD ($) warrant $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	May 31, 2017 shares vessel
Disclosure of detailed information about business combination [line items]
Issuance of shares							$ 337,000	$ 303,500	$ 0
Transaction costs relating to Merger							$ 272	36,114	0
NPTI [Member] | Other related parties [member]
Disclosure of detailed information about business combination [line items]
Percentage of revenue due to entity from related party transactions				30.00%
Pool revenue, eliminated on a pro rata basis								$ 100
Common stock [Member]
Disclosure of detailed information about business combination [line items]
Common stock, shares issued (in shares) | shares							51,397,562	32,650,755
Number of shares outstanding (in shares) | shares							51,397,562	32,650,755
Common stock [Member] | NPTI [Member] | Other related parties [member]
Disclosure of detailed information about business combination [line items]
Shares issued in exchange for revenue from related party transactions | shares				33,696
Series A Redeemable Preferred Shares [Member] | NPTI [Member]
Disclosure of detailed information about business combination [line items]
Issuance of shares									$ 30,000
Number of shares outstanding (in shares) | shares	3,000,000
Redemption price per share (in USD per share) | $ / shares									$ 10.00
Redemption premium multiple									1.20
Fair value of redemption shares	$ 6,600
Redemption liability	39,500
Redemption price	30,000
Accrued and unpaid dividends redeemable shares	2,900
Redemption premium	6,600
NPTI [Member]
Disclosure of detailed information about business combination [line items]
Common stock, shares issued (in shares) | shares					5,500,000
Price per share (in USD per share) | $ / shares								$ 40.20
Liabilities incurred	$ 907,400
Number of business acquisitions | business_acquisition					2
Revenue of acquiree since acquisition date								$ 45,300
Net loss of acquiree since acquisition date								18,700
Revenue of combined entity as if combination occurred at beginning of period								594,500
Net loss of combined entity as if combination occurred at beginning of period								193,400
Transaction costs relating to Merger							$ 300	36,100
Number of warrants issued as consideration for termination | warrant	2
NPTI [Member] | Advisory and other professional fees [Member]
Disclosure of detailed information about business combination [line items]
Transaction costs relating to Merger								16,100
NPTI [Member] | Early termination of existing service age [Member]
Disclosure of detailed information about business combination [line items]
Transaction costs relating to Merger								17,700
Transaction costs relating to Merger, settled					$ 6,000
NPTI [Member] | Other costs [Member]
Disclosure of detailed information about business combination [line items]
Transaction costs relating to Merger								$ 2,600
NPTI [Member] | Common stock [Member]
Disclosure of detailed information about business combination [line items]
Common stock, shares issued (in shares) | shares			5,000,000
Price per share (in USD per share) | $ / shares			$ 40.0
Issuance of shares			$ 188,700
Number of instruments or interests issued or issuable | shares	5,499,999				5,500,000					5,500,000
NPTI [Member] | Warrant [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | warrant	150,000						200,000
Exercise price (in USD per warrant) | $ / shares	$ 0.10						$ 0.10
NPTI [Member] | LR1 [Member]
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | vessel					12					12
NPTI [Member] | LR2 [Member]
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | vessel					15					15
NPTI [Member] | Vessels [member]
Disclosure of detailed information about business combination [line items]
Number of vessels intended to acquire | vessel										27
NPTI [Member] | Vessels [member] | LR1 [Member]
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | tanker		4
NPTI Vessel Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred		$ 42,200
Number of entities acquired | entity		4
NPTI Vessel Acquisition [Member] | Common stock [Member]
Disclosure of detailed information about business combination [line items]
Shares issued upon exercise of warrants (in shares) | shares		22,222				22,222
NPTI Vessel Acquisition [Member] | Vessels [member] | LR1 [Member]
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | vessel		4				4
NPTI September Closing [Member] | Common stock [Member]
Disclosure of detailed information about business combination [line items]
Number of shares per one share issued | shares	0.1176
Number of instruments or interests issued or issuable | shares	5,499,999
Shares issued upon exercise of warrants (in shares) | shares	127,778
NPTI September Closing [Member] | Warrant [Member]
Disclosure of detailed information about business combination [line items]
Exercise price (in USD per warrant) | $ / shares	$ 0.10
NPTI September Closing [Member] | LR1 [Member]
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | vessel	8
NPTI September Closing [Member] | LR2 [Member]
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | vessel	15
NPTI September Closing [Member] | Vessels [member]
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | vessel	23
NPTI September Closing [Member] | Vessels [member] | LR1 [Member]
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | vessel	8
NPTI September Closing [Member] | Vessels [member] | LR2 [Member]
Disclosure of detailed information about business combination [line items]
Number of vessels acquired | vessel	15